UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5514

                      (Investment Company Act File Number)


                               MTB Group of Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


                Date of Reporting Period:  Quarter ended 3/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

 SHARES  DESCRIPTION                                                                    VALUE
         MUTUAL FUNDS--100.9%1
         EQUITY FUNDS-95.5%
 25,766  MTB International Equity Fund, Institutional I Shares                    $   339,597
 29,714  MTB Large Cap Growth Fund, Institutional I Shares                            264,452
 29,646  MTB Large Cap Stock Fund, Institutional I Shares                             264,147
 12,961  MTB Large Cap Value Fund, Institutional I Shares                             167,837
  1,642  MTB Mid Cap Growth Fund, Institutional I Shares                               24,056
  1,544  MTB Mid Cap Stock Fund, Institutional I Shares                                24,037
  1,876  MTB Small Cap Growth Fund, Institutional I Shares                             36,045
  3,225  MTB Small Cap Stock Fund, Institutional I Shares                              23,997
            TOTAL EQUITY FUNDS                                                    $ 1,144,168
         FIXED INCOME FUNDS---3.0%
  1,235  MTB Intermediate -Term Bond Fund, Institutional I Shares                      12,116
  2,524  MTB Short Duration Government Bond Fund, Institutional I Shares               24,229
            TOTAL FIXED INCOME FUNDS                                              $    36,345
         MONEY MARKET FUND---2.4%
 27,985  MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.92%)    $    27,985
            TOTAL INVESTMENTS-100.9%                                              $ 1,208,498
            (IDENTIFIED COST $1,135,800)2
            OTHER ASSETS AND LIABILITIES-NET-(0.9%)                               $  (10,479)
            TOTAL NET ASSETS---100%                                               $ 1,198,019

1    Affiliated companies.

2 At March 31, 2007, the cost of investments for federal tax purposes was $1,135,800. The net unrealized appreciation of investments for federal tax purposes was $72,698. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,151 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,453.



Note:        The categories of investments are shown as a percentage of net assets at March 31, 2007.

   INVESTMENT VALUATION
   Market values of the Fund's portfolio securities are determined as follows:
       {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
       {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

       {circle}for investments in other open-ended regulated investment companies, based on net asset value (NAV);
       {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
       {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

   Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.






MTB LARGE CAP GROWTH FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

 SHARES      DESCRIPTION                                                                    VALUE
             COMMON STOCKS--97.5%
             AEROSPACE & DEFENSE--1.4%
     300     Boeing Co.                                                               $    26,673
     700     United Technologies Corp.                                                     45,500
                TOTAL AEROSPACE & DEFENSE                                             $    72,173
             AIR FREIGHT & LOGISTICS--1.3%
   1,000     United Parcel Service, Inc.                                                   70,100
             BEVERAGES--3.3%
   1,100     Coca-Cola Co.                                                                 52,800
   1,900     PepsiCo, Inc.                                                                120,764
                TOTAL BEVERAGES                                                       $   173,564
             BIOTECHNOLOGY--2.9%
   1,000   1 Amgen, Inc.                                                                   55,880
     500   1 Genentech, Inc.                                                               41,060
     450   1 Gilead Sciences, Inc.                                                         34,425
     700   1 Vertex Pharmaceuticals, Inc.                                                  19,628
                TOTAL BIOTECHNOLOGY                                                   $   150,993
             CAPITAL MARKETS--1.5%
     700     Lehman Brothers Holdings, Inc.                                                49,049
     400     Morgan Stanley                                                                31,504
                TOTAL CAPITAL MARKETS                                                 $    80,553
             COMMERCIAL BANKS--0.9%
     900     Wachovia Corp.                                                                49,545
             COMMUNICATIONS EQUIPMENT--6.5%
   5,000   1 Cisco Systems, Inc.                                                          127,650
   3,300   1 Corning, Inc.                                                                 75,042
   1,100     Motorola, Inc.                                                                19,437
   2,800     Qualcomm, Inc.                                                               119,448
                TOTAL COMMUNICATIONS EQUIPMENT                                        $   341,577
             COMPUTERS & PERIPHERALS--5.2%
     600   1 Apple Computer, Inc.                                                          55,746
   1,000   1 Dell, Inc.                                                                    23,210
   2,300   1 EMC Corp. Mass                                                                31,855
   1,000     Hewlett-Packard Co.                                                           40,140
   1,300     IBM Corp.                                                                    122,538
                TOTAL COMPUTERS & PERIPHERALS                                         $   273,489
             CONSTRUCTION & ENGINEERING--0.5%
     500   1 Foster Wheeler Ltd.                                                           29,195
             CONSUMER FINANCE--1.8%
     900     American Express Co.                                                          50,760
     600     Capital One Financial Corp.                                                   45,276
                TOTAL CONSUMER FINANCE                                                $    96,036
             DIVERSIFIED FINANCIAL SERVICES--0.5%
     500     CIT Group, Inc.                                                               26,460
             ELECTRICAL EQUIPMENT--0.9%
     800     Rockwell Automation, Inc.                                                     47,896
             ENERGY EQUIPMENT & SERVICES--2.9%
     600     ENSCO International, Inc.                                                     32,640
     900     Schlumberger Ltd.                                                             62,190
   1,300   1 Weatherford International Ltd.                                                58,630
                TOTAL ENERGY EQUIPMENT & SERVICES                                     $   153,460
             FOOD & STAPLES RETAILING--2.9%
   1,650     Sysco Corp.                                                                   55,819
   2,100     Wal-Mart Stores, Inc.                                                         98,595
                TOTAL FOOD & STAPLES RETAILING                                        $   154,414
             FOOD PRODUCTS--0.8%
     800     Hershey Foods Corp.                                                           43,728
             HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
   1,200   1 Cytyc Corp.                                                                   41,052
     200   1 Intuitive Surgical, Inc.                                                      24,314
     600   1 Varian Medical Systems, Inc.                                                  28,614
     300   1 Zimmer Holdings, Inc.                                                         25,623
                TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                $   119,603
             HEALTH CARE PROVIDERS & SERVICES--2.9%
     700   1 Express Scripts, Inc., Class A                                                56,504
     800   1 Pediatrix Medical Group                                                       45,648
   1,000     UnitedHealth Group, Inc.                                                      52,970
                TOTAL HEALTH CARE PROVIDERS & SERVICES                                $   155,122
             HEALTH CARE TECHNOLOGY--1.3%
   1,000   1 Allscripts Healthcare Solutions, Inc.                                         26,810
     800   1 Cerner Corp.                                                                  43,560
                TOTAL HEALTH CARE TECHNOLOGY                                          $    70,370
             HOTELS, RESTAURANTS & LEISURE--1.2%
   1,100     Hilton Hotels Corp.                                                           39,556
     700   1 Starbucks Corp.                                                               21,952
                TOTAL HOTELS, RESTAURANTS & LEISURE                                   $    61,508
             HOUSEHOLD PRODUCTS--4.2%
     400     Colgate-Palmolive Co.                                                         26,716
   3,100     Procter & Gamble Co.                                                         195,796
                TOTAL HOUSEHOLD PRODUCTS                                              $   222,512
             INDUSTRIAL CONGLOMERATES--3.7%
     500     3M Co.                                                                        38,215
   4,400     General Electric Co.                                                         155,584
                TOTAL INDUSTRIAL CONGLOMERATES                                        $   193,799
             INSURANCE--3.8%
   2,200     American International Group, Inc.                                           147,884
   1,000     The St. Paul Travelers Cos., Inc.                                             51,770
                TOTAL INSURANCE                                                       $   199,654
             INTERNET SOFTWARE & SERVICES-3.3%
     500   1 eBay, Inc.                                                                    16,575
     300   1 Google Inc.                                                                  137,448
     650   1 Yahoo, Inc.                                                                   20,339
                TOTAL INTERNET SOFTWARE & SERVICES                                    $   174,362
             LIFE SCIENCES TOOLS & SERVICES--1.6%
   1,200     Pharmaceutical Product Development, Inc.                                      40,428
     900   1 Thermo Electron Corp.                                                         42,075
                TOTAL LIFE SCIENCES TOOLS & SERVICES                                  $    82,503
             MACHINERY--0.8%
     300     Caterpillar, Inc.                                                             20,109
     500     Joy Global, Inc.                                                              21,450
                TOTAL MACHINERY                                                       $    41,559
             MEDIA-1.6%
   2,500     News Corp., Inc.                                                              57,800
     800     Walt Disney Co.                                                               27,544
                TOTAL MEDIA                                                           $    85,344
             METALS & MINING--0.7%
   1,000     Companhia Vale Do Rio Doce, ADR                                               36,990
             MULTILINE RETAIL--2.2%
     300   1 Kohl's Corp.                                                                  22,983
     300     Penney (J.C.) Co., Inc.                                                       24,648
     100   1 Sears Holdings Corp.                                                          18,016
     900     Target Corp.                                                                  53,334
                TOTAL MULTILINE RETAIL                                                $   118,981
             OIL, GAS & CONSUMABLE FUELS--11.5%
     750     Chevron Corp.                                                                 55,470
     600     ConocoPhillips                                                                41,010
     800     Devon Energy Corp.                                                            55,376
   4,800     ExxonMobil Corp.                                                             362,160
     700     Peabody Energy Corp.                                                          28,168
     800   1 Southwestern Energy Co.                                                       32,784
     600     XTO Energy, Inc.                                                              32,886
                TOTAL OIL, GAS & CONSUMABLE FUELS                                     $   607,854
             PERSONAL PRODUCTS--0.6%
     700     Estee Lauder Cos., Inc., Class A                                              34,195
             PHARMACEUTICALS--8.2%
     500     Abbott Laboratories                                                           27,900
   1,300     Eli Lilly & Co.                                                               69,823
   2,300     Johnson & Johnson                                                            138,598
     700     Novartis AG, ADR                                                              38,241
   2,600     Pfizer, Inc.                                                                  65,676
   1,900     Wyeth                                                                         95,057
                TOTAL PHARMACEUTICALS                                                 $   435,295
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
   1,900   1 Advanced Micro Devices, Inc.                                                  24,814
   2,300     Intel Corp.                                                                   43,999
     500   1 MEMC Electronic Materials, Inc.                                               30,290
   1,200     Texas Instruments, Inc.                                                       36,120
                TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                        $   135,223
             SOFTWARE--4.2%
   1,000   1 Citrix Systems, Inc.                                                          32,030
     900   1 Intuit, Inc.                                                                  24,624
   4,000     Microsoft Corp.                                                              111,480
   3,000   1 Oracle Corp.                                                                  54,390
                TOTAL SOFTWARE                                                        $   222,524
             SPECIALTY RETAIL--3.7%
     500   1 Bed Bath & Beyond, Inc.                                                       20,085
     500     Best Buy Co., Inc.                                                            24,360
   1,900     Home Depot, Inc.                                                              69,806
   1,700     Lowe's Cos., Inc.                                                             53,533
   1,000     Staples, Inc.                                                                 25,840
                TOTAL SPECIALTY RETAIL                                                $   193,624
             TEXTILES, APPAREL & LUXURY GOODS--1.0%
     400   1 Coach, Inc.                                                                   20,020
     300     Nike, Inc., Class B                                                           31,878
                TOTAL TEXTILES, APPAREL & LUXURY GOODS                                $    51,898
             THRIFTS & MORTGAGE FINANCE--0.5%
     500     Radian Group, Inc.                                                            27,440
             TOBACCO--2.3%
   1,400     Altria Group, Inc.                                                           122,934
                TOTAL COMMON STOCKS (IDENTIFIED COST $4,542,541)                      $ 5,156,477
             MUTUAL FUNDS--2.7%
 143,244   2 MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.92%)        143,244
       8     SSgA Money Market Fund (7 Day Net Yield 4.97%)                                     8
                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                               $   143,252
                TOTAL INVESTMENTS-100.2%                                              $ 5,299,729
                (IDENTIFIED COST $4,685,793)3
                OTHER ASSETS AND LIABILITIES-NET-(0.2)%                               $  (12,915)
                TOTAL NET ASSETS-100%                                                 $ 5,286,814

1    Non-income producing security.

2    Affiliated companies.

3 At March 31, 2007, the cost of investments for federal tax purposes was $4,685,793. The net unrealized appreciation of investments for federal tax purposes was $613,936. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $679,756 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,820.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

   INVESTMENT VALUATION
   Market values of the Fund's portfolio securities are determined as follows:
        {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
        {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

        {circle}for investments in other open-ended regulated investment companies, based on net asset value (NAV);
        {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
        {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

   Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





MTB LARGE CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

 SHARES      DESCRIPTION                                                                                         VALUE
             COMMON STOCKS--95.3%
             AEROSPACE & DEFENSE--3.9%
   1,800     Lockheed Martin Corp.                                                                         $   174,636
   3,300     Raytheon Co.                                                                                      173,118
                TOTAL AEROSPACE & DEFENSE                                                                  $   347,754
             COMMERCIAL BANKS--5.0%
   3,100     Wachovia Corp.                                                                                    170,655
   8,108     Wells Fargo & Co.                                                                                 279,158
                TOTAL COMMERCIAL BANKS                                                                     $   449,813
             COMMERCIAL SERVICES & SUPPLIES--2.3%
   4,600     Pitney Bowes, Inc.                                                                                208,794
             COMMUNICATIONS EQUIPMENT--2.6%
  13,200     Motorola, Inc.                                                                                    233,244
             DIVERSIFIED FINANCIAL SERVICES--5.2%
   5,235     Citigroup, Inc.                                                                                   268,765
   4,100     J.P. Morgan Chase & Co.                                                                           198,358
                TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       $   467,123
             DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
   4,900     AT&T, Inc.                                                                                        193,207
   2,740     Verizon Communications                                                                            103,901
                TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               $   297,108
             ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
   4,185   1 Agilent Technologies, Inc.                                                                        140,993
             FOOD PRODUCTS--1.4%
   6,700     Tyson Foods, Inc., Class A                                                                        130,047
             HEALTH CARE PROVIDERS & SERVICES--0.9%
   1,900     Aetna, Inc.                                                                                        83,201
             HOUSEHOLD PRODUCTS--2.3%
   3,065     Kimberly-Clark Corp.                                                                              209,922
             INSURANCE--11.2%
   6,700     AON Corp.                                                                                         254,332
   7,700     Genworth Financial, Inc., Class A                                                                 269,038
   3,200     Hartford Financial Services Group, Inc.                                                           305,856
   3,900     Loews Corp.                                                                                       177,177
                TOTAL INSURANCE                                                                            $ 1,006,403
             MACHINERY--3.5%
   2,200     Illinois Tool Works, Inc.                                                                         113,520
   4,600     Ingersoll-Rand Co., Class A                                                                       199,502
                TOTAL MACHINERY                                                                            $   313,022
             MEDIA--11.0%
   3,290     CBS Corp. (New), Class B                                                                          100,641
   4,700     Clear Channel Communications, Inc.                                                                164,688
   7,200   1 Comcast Corp., Class A                                                                            183,384
     610   1 Liberty Media Holding Corp.-Capital                                                                67,460
   3,050   1 Liberty Media Holding Corp.-Interactive                                                            72,651
   9,890   1 Viacom, Inc., Class B                                                                             406,578
                TOTAL MEDIA                                                                                $   995,402
             METALS & MINING--6.6%
   9,400     Barrick Gold Corp.                                                                                268,370
   1,200     POSCO, ADR                                                                                        124,740
     300     Rio Tinto PLC, ADR                                                                                 68,343
   1,300     United States Steel Corp.                                                                         128,921
                TOTAL METALS & MINING                                                                      $   590,374
             OIL, GAS & CONSUMABLE FUELS--8.9%
   2,600     Apache Corp.                                                                                      183,820
   3,329     ConocoPhillips                                                                                    227,537
   6,600     Noble Energy, Inc.                                                                                393,690
                TOTAL OIL, GAS & CONSUMABLE FUELS                                                          $   805,047
             PAPER & FOREST PRODUCTS--1.2%
   3,000     International Paper Co.                                                                           109,200
             ROAD & RAIL--2.0%
   1,800     Union Pacific Corp.                                                                               182,790
             SOFTWARE--6.5%
  14,700     CA, Inc.                                                                                          380,877
   7,300     Microsoft Corp.                                                                                   203,451
                TOTAL SOFTWARE                                                                             $   584,328
             THRIFTS & MORTGAGE FINANCE--11.5%
  10,040     Countrywide Financial Corp.                                                                       337,745
   7,084     Fannie Mae                                                                                        386,645
   2,200     MGIC Investment Corp.                                                                             129,624
   3,300     Radian Group, Inc.                                                                                181,104
                TOTAL THRIFTS & MORTGAGE FINANCE                                                           $ 1,035,118
             TOBACCO--3.3%
   3,370     Altria Group, Inc.                                                                                295,920
             WIRELESS TELECOMMUNICATION SERVICES--1.1%
   5,300     Sprint Nextel Corp.                                                                               100,488
                TOTAL COMMON STOCKS (IDENTIFIED COST $7,218,295)                                           $ 8,586,091
             MUTUAL FUND--4.8%
 429,358   2 MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.92%) (AT NET ASSET VALUE)        429,358
                TOTAL INVESTMENTS-100.1%                                                                   $ 9,015,449
                (IDENTIFIED COST $7,647,653)3
                OTHER ASSETS AND LIABILITIES-NET-(0.1)%                                                    $   (5,179)
                TOTAL NET ASSETS-100%                                                                      $ 9,010,270

1    Non-income producing security.

2    Affiliated company.

3 At March 31, 2007, the cost of investments for federal tax purposes was $7,647,653. The net unrealized appreciation of investments for federal tax purposes was $1,367,796. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,502,656 and net unrealized depreciation from investments for those securities having an excess of cost over value of $134,860.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

   INVESTMENT VALUATION
   Market values of the Fund's portfolio securities are determined as follows:
        {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
        {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

        {circle}for investments in other open-ended regulated investment companies, based on net asset value (NAV);
        {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
        {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

   Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

 SHARES  DESCRIPTION                                                                  VALUE
         MUTUAL FUNDS--101.1%1
         EQUITY FUNDS-29.1%
  5,336  MTB International Equity Fund,  Institutional I Shares                   $  70,335
  5,222  MTB Large Cap Growth Fund, Institutional I Shares                           46,475
  6,078  MTB Large Cap Stock Fund, Institutional I Shares                            54,156
  2,386  MTB Large Cap Value Fund, Institutional I Shares                            30,893
    746  MTB Mid Cap Stock Fund, Institutional I Shares                              11,616
  1,559  MTB Small Cap Stock Fund, Institutional I Shares                            11,596
            TOTAL EQUITY FUNDS                                                    $ 225,071
         FIXED INCOME FUNDS-68.5%
  6,366  MTB Intermediate -Term Bond Fund, Institutional I Shares                    62,452
 20,328  MTB Short Duration Government Bond Fund, Institutional I Shares            195,146
 15,915  MTB Short -Term Corporate Bond Fund, Institutional I Shares                156,288
 12,631  MTB U.S. Government Bond Fund, Institutional I Shares                      117,090
            TOTAL FIXED INCOME FUNDS                                              $ 530,976
         MONEY MARKET FUND---3.5%
 26,905  MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.92%)    $  26,905
            TOTAL INVESTMENTS-101.1%                                              $ 782,952
             (IDENTIFIED COST $769,097)2
            OTHER ASSETS AND LIABILITIES-NET-(1.1%)                               $ (8,455)
            TOTAL NET ASSETS-100%                                                 $ 774,497

1    Affiliated companies.

2 At March 31, 2007, the cost of investments for federal tax purposes was $769,097. The net unrealized appreciation of investments for federal tax purposes was $13,855. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,677 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,822.


Note:         The categories of investments are shown as a percentage of total net assets at March 31, 2007.

   INVESTMENT VALUATION
   Market values of the Fund's portfolio securities are determined as follows:
       {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
       {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

       {circle}for investments in other open-ended regulated investment companies, based on net asset value (NAV);
       {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
       {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

   Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.









MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

 SHARES     DESCRIPTION                                                                     VALUE
            MUTUAL FUNDS--99.9%1
            EQUITY FUNDS--63.9%
   699,469  MTB International Equity Fund, Institutional I Shares                    $  9,219,003
   703,011  MTB Large Cap Growth Fund, Institutional I Shares                           6,256,797
   917,322  MTB Large Cap Stock Fund, Institutional I Shares                            8,173,341
   334,948  MTB Large Cap Value Fund, Institutional I Shares                            4,337,579
    65,763  MTB Mid Cap Growth Fund, Institutional I Shares                               963,425
    30,946  MTB Mid Cap Stock Fund, Institutional I Shares                                481,827
    50,146  MTB Small Cap Growth Fund, Institutional I Shares                             963,294
    64,806  MTB Small Cap Stock Fund, Institutional I Shares                              482,158
               TOTAL EQUITY FUNDS                                                    $ 30,877,424
            FIXED INCOME FUNDS--32.0%
   541,596  MTB Intermediate-Term Bond Fund, Institutional I Shares                     5,313,061
   301,872  MTB Short Duration Government Bond Fund, Institutional I Shares             2,897,969
   442,674  MTB Short-Term Corporate Bond Fund, Institutional I Shares                  4,347,055
   312,606  MTB U.S. Government Bond Fund, Institutional I Shares                       2,897,862
               TOTAL FIXED INCOME FUNDS                                              $ 15,455,947
            MONEY MARKET FUND--4.0%
 1,961,194  MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.92%)       1,961,194
               TOTAL INVESTMENTS-99.9%                                               $ 48,294,565
               (IDENTIFIED COST $46,004,199)2
               OTHER ASSETS AND LIABILITIES-NET-0.1%                                 $     32,922
               TOTAL NET ASSETS-100%                                                 $ 48,327,487

1    Affiliated companies.

2 At March 31, 2007, the cost of investments for federal tax purposes was $46,004,199. The net unrealized appreciation of investments for federal tax purposes was $2,290,366. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,598,429 and net unrealized depreciation from investments for those securities having an excess of cost over value of $308,063.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.


   INVESTMENT VALUATION
   Market values of the Fund's portfolio securities are determined as follows:
        {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
        {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

        {circle}for investments in other open-ended regulated investment companies, based on net asset value (NAV);
        {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
        {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

   Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MTB GROUP OF FUNDS

BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER

DATE        MAY 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ CHARLES L. DAVIS, JR.
            CHARLES L. DAVIS, JR., PRINCIPAL EXECUTIVE OFFICER
DATE        MAY 23, 2007


BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER
DATE        MAY 23, 2007